TCW/DW LATIN AMERICAN GROWTH FUND                 TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS JANUARY 31, 1999       NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

Latin American equity markets fell sharply over the past 12 months as the Russian debt crisis and a sharp decline in commodity prices affected the region's economies and markets. Despite structural reforms and diversification in trade arrangements, several Latin American economies still rely heavily on commodity exports and taxation of commodity producers for government revenues. The CRB Index, which measures commodity futures, reached a 21-year low in real terms during 1998. By the end of the year, oil prices had fallen 30 percent and copper prices were at a 50-year low. Oil and copper price stability are particularly important for the economies of Mexico, Chile, Peru, Colombia and Venezuela.

Latin American stock prices did rebound modestly during the fourth quarter of 1998. However, these rallies proved short-lived after the Brazilian central bank widened the trading band of Brazil's currency, the real, and ultimately allowed it to float freely in mid January. This currency devaluation resulted in lower dollar prices for Brazilian stocks. Fueled by fears that poor economic growth in Brazil would lead to reduced trade and available capital, other Latin American markets also traded lower.

PERFORMANCE OVERVIEW

In this difficult market environment, TCW/DW Latin American Growth Fund's Class B shares posted a total return of -40.12 percent for the fiscal year ended January 31, 1999. In comparison, the Lipper Latin American Funds Average returned -40.53 percent and the International Finance Corporation's Investable Latin America Total Return Index returned -35.46 percent. For the same period, the Fund's Class A, C and D shares had total returns of -39.62 percent, -40.17 percent and -39.56 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

TCW/DW LATIN AMERICAN GROWTH FUND
LETTER TO THE SHAREHOLDERS JANUARY 31, 1999, CONTINUED

The accompanying chart illustrates the performance of a $10,000 investment in the Fund's Class B shares from inception (December 30, 1992) through January 31, 1999, versus the performance of similar hypothetical investments in the issues comprising the IFC Investable Latin America Total Return Index and the Lipper Latin American Funds Average.

COUNTRY OVERVIEWS

BRAZIL

The Brazilian equity market fell 53.4 percent, in dollar terms, during the 12 months ended January 31, 1999, primarily as a result of currency depreciation. By the end of January 1999, the real was trading approximately 41 percent lower than at the end of 1998. Throughout the year, the economy experienced limited growth as the government kept real interest rates high in an attempt to stem import demand and maintain a stable exchange rate regime. But capital flight ensued as investors became increasingly concerned about the growing interest burden on the fiscal accounts. The nominal fiscal deficit is expected to end 1998 at around 8 percent of GDP. Despite government efforts to defend the currency, it became impossible any longer to maintain the exchange rate amid the strong capital outflows. On the political front, Brazilians reelected Fernando Cardoso as president and the ruling coalition maintained its majority in Congress. The Cardoso administration is in the process of redefining its macroeconomic policy.

MEXICO

Mexican stock prices declined 26.8 percent during the Fund's fiscal year as the peso fell nearly 17 percent amid the turmoil in the emerging markets and continued weakness in oil prices. However, the government's proactive response throughout the year in its fiscal policy was encouraging, as the budget deficit was limited to just 1.25 percent of GDP. In addition, the economy grew a stronger than expected 4.8 percent in 1998, on the back of continued strong consumer demand.

ARGENTINA

Argentine stock prices, which fell 25.2 percent during the past 12 months, reflected the negative sentiment surrounding Brazil. Investors were particularly concerned about the impact of Brazil's devaluation on the Argentine economy. Although Brazil typically receives about 30 percent of Argentina's total exports, the devaluation will result in lower Brazilian import demand, which could lead to reduced Argentine industrial production. At the same time, imports from Brazil are more attractive in Argentina, given the relative strength of the Argentine Peso compared with the Brazilian Real.

TCW/DW LATIN AMERICAN GROWTH FUND
LETTER TO THE SHAREHOLDERS JANUARY 31, 1999, CONTINUED

CHILE, COLOMBIA, PERU AND VENEZUELA

With respect to the Fund's smaller Latin American holdings, Chilean equities fell 17.0 percent during the period under review, due primarily to the persistent weakness of copper prices. Colombian equities fell 49.9 percent during the Fund's fiscal year as the currency came under pressure from global market volatility and a worsening current-account deficit. The central bank ultimately widened the peso's trading band in September. Peruvian stocks declined 31.7 percent over the past 12 months as the economy failed to rebound from the twin blows of El Nino and the plunge in global commodity prices. Venezuelan equities fell 46.6 percent over the period. Investors there were concerned about a potential devaluation of the bolivar, given the country's large fiscal shortfall due to the collapse in oil prices, as well as political risk. Newly elected President Chavez has yet to define his economy policy.

PORTFOLIO STRATEGY AND OUTLOOK

Given that 1998 was a year of relatively lower economic growth for the region as a whole and a weak pricing environment for many of the area's products, the portfolio manager positioned the Fund in sectors with strong, reliable cash flows. Hence, telecommunications and utilities were areas of focus. The Fund reduced investments in deeply cyclical industries such as steel, pulp and paper, and petrochemicals. This last year was also characterized by high real interest rates and reduced lending to the region. Therefore, companies that generate the positive cash flow necessary to fund investments were more attractive than companies in need of assets in order to grow. Also, the Fund favored companies with net cash positions, because they were able to acquire weaker companies.

The Fund ended the fiscal year with an emphasis on Mexican investments, given the prospects for that nation's economy to grow about 2 to 3 percent in 1999, as well as to exhibit double-digit earnings growth. Although monetary policy has been tight in Mexico, the government may be able to lower interest rates if the external environment improves. During the second half of 1998 the Fund reduced its holdings in Brazilian stocks. High real interest rates and Brazil's large debt burden hurt the outlook for equities, despite the low-inflation environment. The Fund was light in Argentine stocks because of concerns about spillover effects from the Brazilian devaluation. In addition, the Fund also held a small position in Chile and in the smaller markets of Peru and Colombia, where valuations were not as compelling. The Fund had no holdings in Venezuela, due to political risk. As of January 31, 1999, the Fund held a defensive cash position of 15.1 percent.

Despite the tremendous adversity Latin America has faced in recent months, several factors make TCW cautiously optimistic about the region's long-term prospects. Real interest rates are high, due

TCW/DW LATIN AMERICAN GROWTH FUND
LETTER TO THE SHAREHOLDERS JANUARY 31, 1999, CONTINUED

to restrictive monetary policies, and economic growth will therefore slow as a result of the higher cost of financing faced by most companies in the region. However, budget cuts, economic reforms and the considerable deleveraging already achieved should provide for more sustainable growth in the future to the extent that monetary policy can be loosened. Moreover, valuations appear attractive, given that stocks are trading above one standard deviation below their average price-to-book and average price-to-earnings ratios over the past eight years.

We appreciate your support of TCW/DW Latin American Growth Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

TRUSTEES RECOMMEND FUND CONVERSION TO
MORGAN STANLEY DEAN WITTER FUND

On February 25, 1999, the Board of Trustees for the Fund, acting on a proposal in connection with an overall consolidation of the TCW/DW Family of Funds and the Morgan Stanley Dean Witter Family of Funds, recommended that

- Morgan Stanley Dean Witter Advisors Inc. (MSDW Advisors), the parent company of Morgan Stanley Dean Witter Services Company, the Fund's current manager, serve as the Fund's new investment manager and that a new investment management agreement between the Fund and MSDW Advisors be submitted to shareholders for approval at a special meeting expected to be held in June 1999. Under the new investment management agreement, the advisory fee rates that MSDW Advisors would charge would be as follows: 1.25 percent of average daily net assets up to $500 million and 1.20 percent of average daily net assets in excess of $500 million. These fee rates are identical to the total aggregate fee rates currently in effect under the current management and advisory agreements.

TCW/DW LATIN AMERICAN GROWTH FUND
LETTER TO THE SHAREHOLDERS JANUARY 31, 1999, CONTINUED

- A new subadvisory agreement between MSDW Advisors Inc. and TCW Funds Management, Inc. (TCW) be submitted to shareholders at the same special June meeting. TCW, a wholly owned subsidiary of The TCW Group, Inc., currently serves as the Fund's adviser. In return for the services that TCW would render under the new subadvisory agreement, MSDW Advisors would pay TCW monthly compensation equal to 40 percent of the compensation it would receive under the new investment management agreement.

It was also voted that the Fund's name be changed from TCW/DW Latin American Growth Fund to Morgan Stanley Dean Witter Latin American Growth Fund upon the effectiveness of the aforementioned proposals.

The Trustees also nominated for election or reelection, as appropriate, the following eight nominees to each fund's Board of Trustees: Michael Bozic, Charles A. Fiumefreddo, Edwin Jacob (Jake) Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Michael E. Nugent, Philip J. Purcell and John L. Schroeder. Messrs. Fiumefreddo, Johnson, Nugent and Schroeder currently serve as Trustees of the Funds and, with the exception of Mr. Schroeder, were previously elected by shareholders. Messrs. Bozic, Garn, Hedien and Purcell currently hold directorships or trusteeships with 84 other investment companies for which MSDW Advisors serves as investment manager or investment adviser.

A proxy statement formally detailing this proposal and the reasons for the Trustees' action has been distributed to shareholders of the Fund who were shareholders on March 12, 1999.

TCW/DW LATIN AMERICAN GROWTH FUND
FUND PERFORMANCE JANUARY 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000 -- CLASS B SHARES
           ($ in Thousands)
                                          FUND      IFCI(4)   LIPPER(5)
December 1992                             $10,000    $10,000     $10,000
January 1993                               $9,570     $9,707      $9,836
January 1994                              $16,220    $18,234     $17,318
January 1995                               $9,712    $12,253     $12,040
January 1996                               $9,847    $13,254     $12,978
January 1997                              $11,914    $15,509     $15,883
January 1998                              $12,558    $16,232     $16,466
January 1999                            $7,520(3)    $10,476      $9,792

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------
                CLASS B SHARES*                                      CLASS A SHARES+
-----------------------------------------------      -----------------------------------------------
1 Year                     (40.12)(1)   (43.11)(2)   1 Year                     (39.62)(1)    (42.79)(2)
5 Years                    (14.25)(1)   (14.59)(2)   Since Inception            (38.33)(1)    (40.50)(2)
Since Inception             (4.57)(1)    (4.57)(2)

               CLASS C SHARES++                                       CLASS D SHARES#
-----------------------------------------------       -----------------------------------------------
1 Year                     (40.17)(1)    (40.76)(2)   1 Year                     (39.56)(1)
Since Inception            (38.84)(1)    (38.84)(2)   Since Inception            (38.22)(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on January 31, 1999.
 (4) The International Finance Corporation's Investable Latin America Total Return Index is a broad, neutral and historically consistent benchmark for the Latin American Markets. The Index, which includes Argentina, Brazil, Chile, Colombia, Mexico, Peru, and Venezuela, reflects restrictions on foreign investment. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper Latin American Funds Average tracks the performance of the funds whose primary trading markets or operations are concentrated in the Latin American region or in a single country within the region, as reported by Lipper Analytical Services Inc.
* The maximum CDSC for Class B shares is 5.0%. The CDSC declines to 0% after six years.
+    The maximum front-end sales charge for Class A shares is 5.25%.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
#    Class D shares have no sales charge.

TCW/DW LATIN AMERICAN GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1999

          NUMBER OF
            SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------
                                COMMON AND PREFERRED STOCKS (84.6%)
                                ARGENTINA (12.9%)
                                ALCOHOLIC BEVERAGES
                        92,200  Quilmes Industrial S.A. (ADR).....................................  $    737,600
                                                                                                    ------------
                                BANKING
                        80,598  Banco de Galicia y Buenos Aires S.A. de C.V. (ADR)................       906,728
                        58,950  Banco Frances del Rio de La Plato S.A. (ADR)......................       921,094
                                                                                                    ------------
                                                                                                       1,827,822
                                                                                                    ------------
                                INTEGRATED OIL COMPANIES
                       145,474  Yacimentos Petroliferos Fiscales S.A. (ADR).......................     4,636,984
                                                                                                    ------------
                                MULTI-SECTOR COMPANIES
                       709,774  Perez Companc S.A. (Class B)......................................     2,893,457
                                                                                                    ------------
                                OIL/GAS TRANSMISSION
                        63,700  Transportadora de Gas del Sur S.A. (ADR)..........................       609,131
                                                                                                    ------------
                                STEEL/IRON ORE
                       152,280  Siderar S.A.I.C. (Class A)........................................       220,892
                                                                                                    ------------
                                TELECOMMUNICATIONS
                        52,140  Telecom Argentina Stet - France Telecom S.A. (ADR)................     1,238,325
                        63,135  Telefonica de Argentina S.A. (ADR)................................     1,558,645
                                                                                                    ------------
                                                                                                       2,796,970
                                                                                                    ------------

                                TOTAL ARGENTINA...................................................    13,722,856
                                                                                                    ------------
                                BRAZIL (21.9%)
                                BANKING
                     3,997,156  Banco Itau S.A. (Pref.)...........................................     1,197,216
                                                                                                    ------------
                                BUILDING MATERIALS
                     3,469,000  Companhia Cimento Portland Itau (Pref.)...........................       242,998
                                                                                                    ------------
                                CELLULAR TELEPHONE
                    49,422,000  Tele Celular Sul Participacoes S.A.*..............................        38,917
                   268,758,140  Tele Celular Sul Participacoes S.A. (Pref.)*......................       412,875

          NUMBER OF
            SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------
                    49,422,000  Telemig Celular Participacoes S.A.*...............................  $     34,619
                   268,758,140  Telemig Celular Participacoes S.A. (Pref.)*.......................       190,857
                    49,422,000  Telesudeste Celular Participacoes S.A.*...........................        78,550
                    40,777,469  Telesudeste Celular Participacoes S.A. (Pref.)*...................       118,195
                                                                                                    ------------
                                                                                                         874,013
                                                                                                    ------------
                                ELECTRIC UTILITIES
                       106,623  Companhia Energetica de Minas Gerais S.A. (Pref.) (ADR)...........     1,319,460
                   272,800,000  Companhia Paranaense de Energia - Copel (Class B) (Pref.).........     1,070,114
                    10,515,000  Eletropaulo Metropolitana (Pref.).................................       181,295
                                                                                                    ------------
                                                                                                       2,570,869
                                                                                                    ------------
                                INTEGRATED OIL COMPANIES
                    27,896,000  Petroleo Brasileiro S.A. (Pref.)..................................     1,846,257
                                                                                                    ------------
                                MULTI-SECTOR COMPANIES
                     2,652,300  Itausa Investimentos Itau S.A. (Pref.)............................       896,913
                                                                                                    ------------
                                OTHER METALS/MINERALS
                       281,528  Companhia Vale do Rio Doce (Class A) (Pref.)......................     4,217,480
                       266,358  Companhia Vale do Rio Doce S.A. 12/31/99 (Debentures)*............       --
                                                                                                    ------------
                                                                                                       4,217,480
                                                                                                    ------------
                                OTHER TELECOMMUNICATIONS
                    49,422,000  Embratel Participacoes S.A.*......................................       310,141
                   173,348,140  Embratel Participacoes S.A. (Pref.)*..............................     1,942,839
                    49,422,000  Tele Centro Sul Participacoes S.A.*...............................       171,903
                   268,758,140  Tele Centro Sul Participacoes S.A. (Pref.)*.......................     1,791,721
                    20,752,000  Tele Norte Leste Participacoes S.A.*..............................       112,281

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1999, CONTINUED

          NUMBER OF
            SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------
                   153,477,469  Tele Norte Leste Participacoes S.A. (Pref.)*......................  $  1,534,775
                    49,422,000  Telesp Participacoes S.A.*........................................       465,569
                   268,758,140  Telesp Participacoes S.A. (Pref.)*................................     4,674,054
                                                                                                    ------------
                                                                                                      11,003,283
                                                                                                    ------------
                                PAPER
                    37,960,000  Votorantim Celulose e Papel S.A. (Pref.)..........................       421,778
                                                                                                    ------------

                                TOTAL BRAZIL......................................................    23,270,807
                                                                                                    ------------
                                CHILE (5.2%)
                                ALCOHOLIC BEVERAGES
                        38,100  Vina Concha Y Toro (ADR)..........................................       928,688
                                                                                                    ------------
                                BANKING
                        76,040  Banco Santander Chile (ADR).......................................     1,064,560
                                                                                                    ------------
                                BEVERAGES - NON-ALCOHOLIC
                        83,240  Embotelladora Andina S.A. (Series A) (ADR)........................     1,165,360
                                                                                                    ------------
                                ELECTRIC UTILITIES
                        31,020  Gener S.A. (ADR)..................................................       418,770
                                                                                                    ------------
                                FOOD CHAINS
                        62,560  Distribucion Y Servicio D&S S.A. (ADR)............................       672,520
                                                                                                    ------------
                                MAJOR PHARMACEUTICALS
                        71,450  Laboratorio Chile S.A. (ADR)......................................       857,400
                                                                                                    ------------
                                TELECOMMUNICATIONS
                        20,968  Compania de Telecommunicaciones de Chile S.A. (ADR)...............       427,223
                                                                                                    ------------
                                TOTAL CHILE.......................................................     5,534,521
                                                                                                    ------------

                                COLOMBIA (1.9%)
                                ALCOHOLIC BEVERAGES
                       342,370  Bavaria S.A.......................................................     1,256,802
                                                                                                    ------------

          NUMBER OF
            SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------
                                BANKING
                       141,300  Banco de Bogota...................................................  $    397,965
                        68,335  Bancolombia S.A. (ADR)............................................       328,862
                                                                                                    ------------
                                                                                                         726,827
                                                                                                    ------------

                                TOTAL COLOMBIA....................................................     1,983,629
                                                                                                    ------------

                                MEXICO (41.2%)
                                ALCOHOLIC BEVERAGES
                       130,860  Fomento Economico Mexicano S.A. de C.V. (ADR).....................     2,895,277
                     2,045,600  Grupo Modelo S.A. de C.V. (Series C)..............................     4,552,732
                                                                                                    ------------
                                                                                                       7,448,009
                                                                                                    ------------
                                BEVERAGES - NON-ALCOHOLIC
                        82,400  Coca-Cola Femsa S.A. (ADR)........................................     1,035,150
                                                                                                    ------------
                                BUILDING MATERIALS
                       368,770  Apasco S.A. de C.V................................................     1,332,114
                                                                                                    ------------
                                CONSUMER SUNDRIES
                     1,213,300  Kimberly-Clark de Mexico S.A. de C.V. (A Shares)..................     3,508,655
                                                                                                    ------------
                                MEDIA CONGLOMERATES
                       215,290  Grupo Televisa S.A. de C.V. (GDR).................................     5,516,806
                                                                                                    ------------
                                MULTI-SECTOR COMPANIES
                       253,799  Grupo Carso S.A. de C.V. (Series A1)..............................       726,428
                                                                                                    ------------
                                PACKAGED FOODS
                     1,938,200  Grupo Industrial Bimbo S.A. de C.V. (Series A)....................     3,768,510
                        12,740  Grupo Industrial Maseca S.A. de C.V. (ADR)........................       155,269
                       244,600  Grupo Industrial Maseca S.A. de C.V. (B Shares)...................       202,787
                                                                                                    ------------
                                                                                                       4,126,566
                                                                                                    ------------
                                RETAIL
                     5,388,918  Cifra S.A. de C.V. (Series C).....................................     5,988,869
                       791,200  Organizacion Soriana S.A. de C.V. (Series B)......................     2,334,868
                                                                                                    ------------
                                                                                                       8,323,737
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1999, CONTINUED

          NUMBER OF
            SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------
                                TELECOMMUNICATIONS
                       228,778  Telefonos de Mexico S.A. de C.V. (Series L) (ADR).................  $ 11,696,275
                                                                                                    ------------
                                TOTAL MEXICO......................................................    43,713,740
                                                                                                    ------------
                                PERU (1.5%)
                                BUILDING MATERIALS
                       554,799  Cementos Lima, S.A................................................       575,347
                                                                                                    ------------
                                PRECIOUS METALS
                       160,369  Compania de Minas Buenaventura S.A. (B Shares)....................       974,093
                                                                                                    ------------

                                TOTAL PERU........................................................     1,549,440
                                                                                                    ------------

TOTAL COMMON AND PREFERRED STOCKS
(IDENTIFIED COST $100,493,613) (A)........................................................   84.6 %    89,774,993

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................   15.4      16,335,027
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 106,110,020
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
 *   Non-income producing security.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $10,330,116 and the aggregate gross unrealized depreciation is $21,048,736, resulting in net unrealized depreciation of $10,718,620.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JANUARY 31, 1999:

                                        UNREALIZED
CONTRACTS TO       IN       DELIVERY  APPRECIATION/
  RECEIVE     EXCHANGE FOR    DATE     DEPRECIATION
----------------------------------------------------
MXN  965,275  $    95,185   02/01/99      $  85
MXN 1,080,847 $   107,376   02/02/99       (700)
                                          -----
      Net unrealized depreciation...      $(615)
                                          -----
                                          -----

CURRENCY ABBREVIATION:

MXN        Mexican Peso.

                             SUMMARY OF INVESTMENTS

                                                                                                  PERCENT OF
INDUSTRY                                                                                VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Alcoholic Beverages................................................................  $10,371,099        9.8 %
Banking............................................................................    4,816,425        4.5
Beverages - Non-Alcoholic..........................................................    2,200,510        2.1
Building Materials.................................................................    2,150,459        2.0
Cellular Telephone.................................................................      874,013        0.8
Consumer Sundries..................................................................    3,508,655        3.3
Electric Utilities.................................................................    2,989,639        2.8
Food Chains........................................................................      672,520        0.6
Integrated Oil Companies...........................................................    6,483,241        6.1
Major Pharmaceuticals..............................................................      857,400        0.8
Media Conglomerates................................................................    5,516,806        5.2
Multi-Sector Companies.............................................................    4,516,798        4.3
Oil/Gas Transmission...............................................................      609,131        0.6
Other Metals/Minerals..............................................................    4,217,480        4.0
Other Telecommunications...........................................................   11,003,283       10.4
Packaged Foods.....................................................................    4,126,566        3.9
Paper..............................................................................      421,778        0.4
Precious Metals....................................................................      974,093        0.9
Retail.............................................................................    8,323,737        7.8
Steel/Iron Ore.....................................................................      220,892        0.2
Telecommunications.................................................................   14,920,468       14.1
                                                                                     -----------       ---
                                                                                     $89,774,993       84.6 %
                                                                                     -----------       ---
                                                                                     -----------       ---


                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                      VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks......................................................................  $67,716,166       63.8 %
Preferred Stocks...................................................................   22,058,827       20.8
                                                                                     -----------       ---
                                                                                     $89,774,993       84.6 %
                                                                                     -----------       ---
                                                                                     -----------       ---

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $100,493,613)..............................................................  $ 89,774,993
Cash..........................................................................................    15,982,330
Receivable for:
    Investments sold..........................................................................     1,384,207
    Dividends.................................................................................       207,441
    Shares of beneficial interest sold........................................................        32,325
    Interest..................................................................................        27,666
Prepaid expenses and other assets.............................................................        67,477
                                                                                                ------------
     TOTAL ASSETS.............................................................................   107,476,439
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................       602,521
    Shares of beneficial interest repurchased.................................................       372,157
    Plan of distribution fee..................................................................        96,924
    Management fee............................................................................        72,734
    Investment advisory fee...................................................................        48,489
Accrued expenses and other payables...........................................................       173,594
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     1,366,419
                                                                                                ------------
     NET ASSETS...............................................................................  $106,110,020
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $229,904,609
Net unrealized depreciation...................................................................   (10,874,590)
Net investment loss...........................................................................      (854,690)
Accumulated net realized loss.................................................................  (112,065,309)
                                                                                                ------------
     NET ASSETS...............................................................................  $106,110,020
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................       $58,091
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................         7,929
     NET ASSET VALUE PER SHARE................................................................         $7.33
                                                                                                ------------
                                                                                                ------------
     MAXIMUM OFFERING PRICE PER SHARE,
      (NET ASSET VALUE PLUS 5.54% OF NET
       ASSET VALUE)...........................................................................         $7.74
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $105,678,293
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    14,598,716
     NET ASSET VALUE PER SHARE................................................................         $7.24
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................      $368,797
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        50,934
     NET ASSET VALUE PER SHARE................................................................         $7.24
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................        $4,839
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................           658
     NET ASSET VALUE PER SHARE................................................................         $7.35
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JANUARY 31, 1999

NET INVESTMENT INCOME:

INCOME
Dividends (net of $515,400 foreign withholding tax)...........................................  $  6,516,477
Interest......................................................................................       306,528
                                                                                                ------------

     TOTAL INCOME.............................................................................     6,823,005
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................           213
Plan of distribution fee (Class B shares).....................................................     1,960,820
Plan of distribution fee (Class C shares).....................................................         6,369
Management fee................................................................................     1,476,124
Investment advisory fee.......................................................................       984,082
Transfer agent fees and expenses..............................................................       547,257
Custodian fees................................................................................       391,563
Foreign exchange provisional tax..............................................................       139,879
Shareholder reports and notices...............................................................       120,949
Professional fees.............................................................................        83,776
Registration fees.............................................................................        80,214
Trustees' fees and expenses...................................................................        31,118
Other.........................................................................................        36,594
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     5,858,958
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................       964,047
                                                                                                ------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on:
    Investments...............................................................................   (14,274,867)
    Foreign exchange transactions.............................................................    (3,117,469)
                                                                                                ------------

     NET LOSS.................................................................................   (17,392,336)
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................   (69,549,574)
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................     1,237,888
                                                                                                ------------

     NET DEPRECIATION.........................................................................   (68,311,686)
                                                                                                ------------

     NET LOSS.................................................................................   (85,704,022)
                                                                                                ------------

NET DECREASE..................................................................................  $(84,739,975)
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         FOR THE YEAR
                                                                       FOR THE YEAR         ENDED
                                                                          ENDED          JANUARY 31,
                                                                     JANUARY 31, 1999       1998*
-------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss).......................................  $        964,047  $    (2,058,685 )
Net realized gain (loss)...........................................       (17,392,336)      25,945,579
Net change in unrealized appreciation..............................       (68,311,686)      (8,606,911 )
                                                                     ----------------  ----------------

     NET INCREASE (DECREASE).......................................       (84,739,975)      15,279,983

Net decrease from transactions in shares of beneficial interest....       (82,770,172)     (12,503,040 )
                                                                     ----------------  ----------------

     NET INCREASE (DECREASE).......................................      (167,510,147)       2,776,943

NET ASSETS:
Beginning of period................................................       273,620,167      270,843,224
                                                                     ----------------  ----------------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $854,690 AND $733,256,
    RESPECTIVELY)..................................................  $    106,110,020  $   273,620,167
                                                                     ----------------  ----------------
                                                                     ----------------  ----------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Latin American Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of Latin American issuers. The Fund was organized as a Massachusetts business trust on February 25, 1992 and commenced operations on December 30, 1992. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999, CONTINUED

similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999, CONTINUED

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays Morgan Stanley Dean Witter Services Company, Inc. (the "Manager") a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million and 0.72% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's book and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million and 0.48% to the portion of the daily net assets exceeding $500 million.

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999, CONTINUED

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund who are employees of the Adviser.

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999, CONTINUED

distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $19,612,473 at January 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended January 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended January 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2, $916,003 and $2,365, respectively and received $1,799 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

5. SECURITY TRANSACTIONS AND TRANSACTION WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended January 31, 1999 aggregated $50,543,050 and $144,265,887, respectively.

For the year ended January 31, 1999, the Fund incurred brokerage commissions of $13,262 with Morgan Stanley & Co., Inc., an affiliate of the Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At January 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $370.

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                         JANUARY 31, 1999             JANUARY 31, 1998*
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES
Sold.............................................................       14,534   $      136,263        10,002   $    142,946
Redeemed.........................................................      (15,663)        (144,192)         (944)       (11,957)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease) - Class A................................       (1,129)          (7,929)        9,058        130,989
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................    2,410,988       25,661,963     5,890,546     80,346,802
Redeemed.........................................................  (10,363,817)    (108,304,032)   (6,955,022)   (93,949,547)
                                                                   -----------   --------------   -----------   ------------
Net decrease - Class B...........................................   (7,952,829)     (82,642,069)   (1,064,476)   (13,602,745)
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES
Sold.............................................................       27,783          283,451        72,243      1,050,903
Redeemed.........................................................      (42,306)        (403,625)       (6,786)       (92,205)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease) -- Class C...............................      (14,523)        (120,174)       65,457        958,698
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES
Sold.............................................................      --              --                 658         10,018
                                                                   -----------   --------------   -----------   ------------
Net decrease in Fund.............................................   (7,968,481)  $  (82,770,172)     (989,303)  $(12,503,040)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 * For Class A, C, and D shares, for the period July 28, 1997, (issue date) through January 31, 1998.

7. FEDERAL INCOME TAX STATUS

At January 31, 1999, the Fund had a net capital loss carryover of approximately $96,436,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through January 31 of the following years:

                         AMOUNTS IN THOUSANDS
----------------------------------------------------------------------
         2004                    2005                    2007
----------------------  ----------------------  ----------------------
       $73,539               $     19,839             $    3,058

Capital and foreign currency losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $11,321,000 and $855,000, respectively, during fiscal 1999.

As of January 31, 1999, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and post-October losses. The Fund had permanent book/tax differences primarily attributable to foreign currency losses, a net operating loss and tax adjustments on passive

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999, CONTINUED

foreign investment companies sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $1,634,943, accumulated net investment loss was charged $1,085,481 and accumulated net realized loss was credited $2,720,424.

8. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 1999, the Fund had outstanding forward contracts to facilitate settlements of foreign currency denominated portfolio transactions.

At January 31, 1999, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

9. SUBSEQUENT EVENT

On February 25, 1999, the Board of Trustees of the Fund recommended that the Fund engage Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), an affiliate of the Manager, to serve as the Fund's new investment manager and that a new investment management agreement between the Fund and MSDW Advisors be submitted to shareholders for approval. Under the new agreement, MSDW Advisors would be responsible for all the services presently provided by both the Manager and the Adviser. The compensation paid to MSDW Advisors would be equal to the total compensation presently paid to both the Manager and the Adviser.

Additionally, on February 25, 1999, the Board of Trustees recommended that a new sub-advisory agreement between MSDW Advisors and the present Adviser be submitted to shareholders for approval. Under the new sub-advisory agreement, MSDW Advisors would pay the new sub-adviser monthly compensation equal to 40% of the compensation it receives under the new investment management agreement.

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                   FOR THE YEAR ENDED JANUARY 31,
                                                                       -------------------------------------------------------
                                                                         1999++     1998*++     1997        1996       1995
------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period.................................. $   12.09   $  11.47   $   9.48   $    9.35   $  16.05
                                                                       ----------  ---------  ---------  ----------  ---------

Income (loss) from investment operations:
   Net investment income (loss).......................................      0.05      (0.09)     (0.04)      (0.06)     (0.17)
   Net realized and unrealized gain (loss)............................     (4.90)      0.71       2.03        0.19      (6.21)
                                                                       ----------  ---------  ---------  ----------  ---------

Total income (loss) from investment operations........................     (4.85)      0.62       1.99        0.13      (6.38)
                                                                       ----------  ---------  ---------  ----------  ---------

Less distributions from net realized gain.............................    --          --         --         --          (0.32)
                                                                       ----------  ---------  ---------  ----------  ---------

Net asset value, end of period........................................ $    7.24   $  12.09   $  11.47   $    9.48   $   9.35
                                                                       ----------  ---------  ---------  ----------  ---------
                                                                       ----------  ---------  ---------  ----------  ---------

TOTAL RETURN+.........................................................    (40.12)%     5.41%     20.99%       1.39%    (40.12)%

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................      2.98%(1)     2.81%     2.78%      2.98%      2.87%

Net investment income (loss)..........................................      0.49%(1)    (0.64)%    (0.29)%     (0.61)%    (1.46)%

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands...............................   $105,678   $272,710   $270,843    $261,066   $294,774

Portfolio turnover rate...............................................        27%        30%        29%         64%       145%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE YEAR      JULY 28, 1997*
                                                                             ENDED         THROUGH JANUARY
                                                                        JANUARY 31, 1999       31, 1998
-----------------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 12.14            $ 15.22
                                                                             ------             ------
Income (loss) from investment operations:
   Net investment income (loss).......................................         0.15              (0.07)
   Net realized and unrealized loss...................................        (4.96)             (3.01)
                                                                             ------             ------
Total loss from investment operations.................................        (4.81)             (3.08)
                                                                             ------             ------
Net asset value, end of period........................................      $  7.33            $ 12.14
                                                                             ------             ------
                                                                             ------             ------

TOTAL RETURN+.........................................................       (39.62)%           (20.24)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.21%(3)           2.15%(2)
Net investment income (loss)..........................................         1.26%(3)          (1.04)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................          $58               $110
Portfolio turnover rate...............................................           27%                30%

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 12.10            $ 15.22
                                                                             ------             ------
Income (loss) from investment operations:
   Net investment income (loss).......................................         0.06              (0.12)
   Net realized and unrealized loss...................................        (4.92)             (3.00)
                                                                             ------             ------
Total loss from investment operations.................................        (4.86)             (3.12)
                                                                             ------             ------
Net asset value, end of period........................................      $  7.24            $ 12.10
                                                                             ------             ------
                                                                             ------             ------

TOTAL RETURN+.........................................................       (40.17)%           (20.50)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.98%(3)           2.91%(2)
Net investment income (loss)..........................................         0.49%(3)          (1.76)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $369               $792
Portfolio turnover rate...............................................           27%                30%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE YEAR      JULY 28, 1997*
                                                                             ENDED             THROUGH
                                                                        JANUARY 31, 1999   JANUARY 31, 1998
-----------------------------------------------------------------------------------------------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................      $ 12.16            $ 15.22
                                                                            -------            -------

Income (loss) from investment operations:
   Net investment income (loss).......................................         0.16              (0.04)
   Net realized and unrealized loss...................................        (4.97)             (3.02)
                                                                            -------            -------

Total loss from investment operations.................................        (4.81)             (3.06)
                                                                            -------            -------

Net asset value, end of period........................................      $  7.35            $ 12.16
                                                                            -------            -------
                                                                            -------            -------

TOTAL RETURN+.........................................................       (39.56)%           (20.11)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.98%(3)           1.86%(2)

Net investment income (loss)..........................................         1.49%(3)          (0.52)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................           $5                 $8

Portfolio turnover rate...............................................           27%                30%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF TCW/DW LATIN AMERICAN GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TCW/DW Latin American Growth Fund (the "Fund") at January 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
MARCH 12, 1999

TRUSTEES
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Barry Fink
Vice President, Secretary and
General Counsel
Michael P. Reilly
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER
Morgan Stanley Dean Witter Services Company Inc.

ADVISER
TCW Funds Management, Inc.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

TCW/DW

LATIN AMERICAN
GROWTH FUND


[GRAPHIC]


ANNUAL REPORT
JANUARY 31, 1999